Basis of Presentation - Summary of Insurance Service Results (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Disclosure in tabular form of insurance service result [line items]
Insurance revenue	$ 433		$ 357
Insurance service expenses	(297)		(246)
Net expenses from reinsurance contracts	(37)		(23)
Insurance service results	$ 99	$ 104	$ 88